Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis (Fair Value, Measurements, Nonrecurring [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value	$ 3,617	$ 5,951
Impaired Loans [Member] | Fair Value, Inputs, Level 1 [Member] | Residential 1-4 Family Prime [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value	0	0
Impaired Loans [Member] | Fair Value, Inputs, Level 1 [Member] | Real Estate Commercial [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value	0	0
Impaired Loans [Member] | Fair Value, Inputs, Level 1 [Member] | Construction and Land Development [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value		0
Impaired Loans [Member] | Fair Value, Inputs, Level 1 [Member] | Multifamily [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value		0
Impaired Loans [Member] | Fair Value, Inputs, Level 2 [Member] | Residential 1-4 Family Prime [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value	0	0
Impaired Loans [Member] | Fair Value, Inputs, Level 2 [Member] | Real Estate Commercial [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value	0	0
Impaired Loans [Member] | Fair Value, Inputs, Level 2 [Member] | Construction and Land Development [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value		0
Impaired Loans [Member] | Fair Value, Inputs, Level 2 [Member] | Multifamily [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value		0
Impaired Loans [Member] | Fair Value, Inputs, Level 3 [Member] | Residential 1-4 Family Prime [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value	2,124	2,574
Impaired Loans [Member] | Fair Value, Inputs, Level 3 [Member] | Real Estate Commercial [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value	1,105	753
Impaired Loans [Member] | Fair Value, Inputs, Level 3 [Member] | Construction and Land Development [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value		735
Impaired Loans [Member] | Fair Value, Inputs, Level 3 [Member] | Multifamily [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value		1,050
Impaired Loans [Member] | Residential 1-4 Family Prime [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value	2,124	2,574
Impaired Loans [Member] | Real Estate Commercial [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value	1,105	753
Impaired Loans [Member] | Construction and Land Development [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value		735
Impaired Loans [Member] | Multifamily [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value		1,050
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 1 [Member] | Residential 1-4 Family Prime [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value	0	0
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 1 [Member] | Construction and Land Development [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value	0	0
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 2 [Member] | Residential 1-4 Family Prime [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value	0	0
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 2 [Member] | Construction and Land Development [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value	0	0
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 3 [Member] | Residential 1-4 Family Prime [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value	334	585
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 3 [Member] | Construction and Land Development [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value	54	254
Other Real Estate Owned [Member] | Residential 1-4 Family Prime [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value	334	585
Other Real Estate Owned [Member] | Construction and Land Development [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value	54	254
Fair Value, Inputs, Level 1 [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value	0	0
Fair Value, Inputs, Level 2 [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value	0	0
Fair Value, Inputs, Level 3 [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Assets at Fair Value	$ 3,617	$ 5,951